SHORT-TERM BORROWINGS - Movement in Borrowing Programs (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2019 CAD ($) $ / $	Dec. 31, 2019 USD ($) $ / $
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 2,238
Net (repayment of) proceeds received from short-term borrowings	(1,146)		$ 30
Loss (gain) on foreign exchange	107		(79)
Short-term borrowings, ending balance	1,221		2,238
Commercial paper program
Disclosure of detailed information about borrowings [line items]
Short-term borrowings, beginning balance	$ 1,600	$ 1,223	$ 1,605	$ 1,177
Exchange rate on short-term borrowings | $ / $	1.298	1.298	1.364	1.364
Net (repayment of) proceeds received from short-term borrowings	$ (1,146)	$ (782)	$ 33	$ 21
Exchange rate on (repayment of) proceeds received from short-term borrowings, net | $ / $	1.465	1.465	1.571	1.571
Discount on issuance	$ 10	$ 8	$ 33	$ 25
Exchange rate on discounts on issuance of short-term borrowings | $ / $	1.250	1.250	1.320	1.320
Loss (gain) on foreign exchange	$ 119		$ (83)
Short-term borrowings, ending balance	$ 571	$ 449	$ 1,600	$ 1,223
Exchange rate on short-term borrowings | $ / $	1.272	1.272	1.298	1.298